Stock-based Compensation - 2023 Equity Incentive Plan (Details) - 2023 Equity Incentive Plan - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued (in shares)	0	0	0	0
Number of shares reserved for issuance (in shares)	6,000,000		6,000,000		6,000,000
Plan effective period	10 years		10 years		10 years
Number of shares available for grant (in shares)	6,000,000		6,000,000		6,000,000